Expense Example, No Redemption	Jun. 30, 2024 USD ($)
BNY Mellon Concentrated Growth ETF | BNY Mellon Concentrated Growth ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	628
BNY Mellon Dynamic Value ETF | BNY Mellon Dynamic Value ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	$ 192